EXPLANATION OF THE RESTATEMENT (Details 3) - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (81,662,591)	$ (81,662,591)	$ (944,950)	$ (876,813)	$ (20,177,641)	$ (10,362,073)	$ (1,821,763)	$ (30,539,714)	$ (7,938,335)	$ (37,556,787)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense		1,092	5,285	5,903			11,188	11,936		1,785	$ 1,092
Bad debt expense									(26,612)
Impairment expense		80,743,013	744,788		17,125,020		1,457,961	25,008,677		27,167,415	80,743,014
Depreciation, depletion and amortization
Interest paid in kind
Change in:
Accounts receivable							32,203		74,310	(208,882)
Accounts receivable, related party									(14,153)
Prepayments - development costs							(81,279)	150,000	(150,000)	18,660
Other assets		39,185							(94,364)	(25,000)
Prepaid expenses		(58,225)					(24,665)	25,652	(1,408)	(14,441)
Accounts payable and accrued expenses		2,209,867					(3,382,288)	(3,660,998)	2,524,381	(1,353,787)
Accrued interest payable
Net cash from operating activities		1,272,341					(4,333,317)	(7,778,647)	(5,626,181)	(7,558,092)
Cash Flows From Investing Activities
Investment in oil and natural gas properties		(3,023,030)					(31,769)	(7,853,902)	(3,859,851)	(8,653,640)
Proceeds from sale of oil and gas property
Net cash from investing activities		(3,023,030)					(31,769)	(7,853,902)	(3,859,851)	(8,653,640)
Cash Flows From Financing Activities
Issuance of common stock, net of offering costs
Proceeds from notes payable		2,000,000					2,000,000		7,500,000
Contributions from parent									316,600
Net cash from financing activities		2,000,000					3,829,861	15,800,655	7,816,600	17,311,281
Net increase (decrease) in cash		249,311					(535,225)	168,106	(1,669,432)	1,099,549
Cash - beginning of period		319,987		$ 1,668,847		569,298	1,668,847	569,298	1,989,419	569,298	1,989,419
Cash - end of period	569,298	569,298	$ 1,133,622		737,404		1,133,622	737,404	319,987	1,668,847	569,298
Supplemental disclosure of cash flow information:
Cash paid for interest								199,345		199,345
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock									16,547
Account payable reduced by expense offset		15,638
Capitalized Interest		74,210					1,438,571	1,139,183	1,289,328	2,498,184
Expense related to stock options issued								1,225,800
Proceeds from notes payable, related party		2,000,000					1,000,000	17,000,000	7,500,000	18,000,000
Payments on promissory notes								(1,000,000)		(1,000,000)
Payments on accrued interest								(199,345)
Common stock issued for working interest					28,266,792			15,838,072		15,838,073
Previously Reported [Member]
Cash Flows From Operating Activities
Net loss		(910,538)						(4,843,204)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense		1,092						11,936
Bad debt expense
Impairment expense
Depreciation, depletion and amortization
Interest paid in kind
Change in:
Accounts receivable
Accounts receivable, related party
Prepayments - development costs								150,000
Other assets		39,185
Prepaid expenses		(58,225)						25,652
Accounts payable and accrued expenses		1,154,917						(2,604,872)
Accrued interest payable		(1,091)
Net cash from operating activities		225,340						(6,731,561)
Cash Flows From Investing Activities
Investment in oil and natural gas properties		(1,976,029)						(8,900,988)
Net cash from investing activities		(1,976,029)						(8,900,988)
Cash Flows From Financing Activities
Issuance of common stock, net of offering costs
Proceeds from notes payable		2,000,000
Contributions from parent
Net cash from financing activities		2,000,000						15,800,655
Net increase (decrease) in cash		249,311						168,106
Cash - beginning of period		319,987				569,298		569,298		569,298
Cash - end of period	569,298	569,298			737,404			737,404	319,987		569,298
Supplemental disclosure of cash flow information:
Cash paid for interest								199,345
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock
Account payable reduced by expense offset		15,638
Capitalized Interest		74,210						1,139,183
Expense related to stock options issued								528,927
Proceeds from notes payable, related party								17,000,000
Payments on promissory notes								(1,000,000)
Payments on accrued interest								(199,345)
Common stock issued for working interest								28,341,814
Revision of Prior Period, Adjustment [Member]
Cash Flows From Operating Activities
Net loss		(80,752,053)						(25,696,510)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense
Bad debt expense
Impairment expense		80,743,013						25,008,677
Depreciation, depletion and amortization
Interest paid in kind
Change in:
Accounts receivable
Accounts receivable, related party
Prepayments - development costs
Other assets
Prepaid expenses
Accounts payable and accrued expenses		1,054,950						(1,056,126)
Accrued interest payable		1,091
Net cash from operating activities		1,047,001						(1,047,086)
Cash Flows From Investing Activities
Investment in oil and natural gas properties		(1,047,001)						1,047,086
Net cash from investing activities		(1,047,001)						1,047,086
Cash Flows From Financing Activities
Proceeds from notes payable
Contributions from parent
Net cash from financing activities
Net increase (decrease) in cash
Cash - beginning of period
Cash - end of period
Supplemental disclosure of cash flow information:
Cash paid for interest
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock
Account payable reduced by expense offset
Capitalized Interest
Expense related to stock options issued								696,873
Proceeds from notes payable, related party
Payments on promissory notes
Payments on accrued interest
Common stock issued for working interest								$ (12,503,742)